Quarterly Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

21. Quarterly Financial Information (Unaudited)

	MARCH 31	JUNE 30	SEPTEMBER 30	DECEMBER 31
	(In thousands, except per share data)
2013
Total revenues	$2,730	$4,500	$1,346	$5,967
Gross profit	935	1,102	269	1,501
Net loss	(10,749)	(1,639)	(6,110)	(9,991)
Deemed dividend on convertible notes	—	(1,378)	—	—
Net loss attributable to common stockholders	(10,749)	(3,017)	(6,110)	(9,991)
Net loss per common share:
Basic	(8.48)	(2.36)	(0.47)	(0.52)
Diluted	(8.48)	(2.67)	(0.80)	(0.52)

2012
Total revenues	$1,999	$1,509	$738	$2,894
Gross profit	1,139	825	217	626
Net loss	(3,984)	(3,912)	(13,802)	(17,096)
Deemed dividend on convertible notes	(1,253)	—	—	(786)
Net loss attributable to common stockholders	(5,237)	(3,912)	(13,802)	(17,882)
Net loss per common share:
Basic	(4.20)	(3.13)	(10.94)	(14.11)
Diluted	(4.20)	(3.13)	(10.94)	(14.11)

In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, errors in the computation and disclosure of diluted net loss per share were identified for the three and nine months ended September 30, 2013 and for the three months ended June 30, 2013. This resulted from errors in the computation of how adjustments to the net loss attributable to common stockholders from the potentially dilutive securities were reflected in the diluted net loss per share computations and when identifying which potentially dilutive securities were determined to be dilutive or anti-dilutive. The errors affected both the net loss used in the numerator and the weighted average shares outstanding used in the denominator for diluted net loss per share. The Company evaluated the materiality of these errors in accordance with SEC Staff Accounting Bulletin No. 99, Materiality, and SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements, and concluded that these errors, individually and in the aggregate, were immaterial to all prior periods impacted. While the adjustments were immaterial, the Company has elected to revise its previously reported diluted earnings per share as shown in the following table:

	THREE MONTHS ENDED JUNE 30, 2013		THREE MONTHS ENDED SEPTEMBER 30, 2013		NINE MONTHS ENDED SEPTEMBER 30, 2013
	AS REPORTED	AS REVISED	AS REPORTED	AS REVISED	AS REPORTED	AS REVISED
	(In thousands, except per share data)
Numerator:
Net loss	$(1,639)	$(1,639)	$(6,110)	$(6,110)	$(18,498)	$(18,498)
Deemed dividend on convertible notes	(1,378)	(1,378)	—	—	(1,378)	(1,378)

Net loss attributable to common stockholders	$(3,017)	$(3,017)	$(6,110)	$(6,110)	$(19,876)	$(19,876)

Effect of potentially dilutive securities:
Convertible notes	—	—	(1,089)	(4,392)	(118)	(4,392)
Warrants to purchase convertible preferred stock	—	(575)	—	(264)	—	(841)
Warrants to purchase common stock	—	—	(201)	—	(201)	—

Net loss for diluted net loss per share	$(3,017)	$(3,592)	$(7,400)	$(10,766)	$(20,195)	$(25,109)

Denominator:

Shares used for basic net loss per share	1,277	1,277	12,888	12,888	5,187	5,187

Effect of potentially dilutive securities:
Convertible notes	—	—	1,043	503	20	169
Warrants to purchase convertible preferred stock	—	70	—	31	—	61
Warrants to purchase common stock	—	—	86	—	22	—

Weighted average shares outstanding for diluted net loss per share	1,277	1,347	14,017	13,422	5,229	5,417

Diluted net loss per share:	$(2.36)	$(2.67)	$(0.53)	$(0.80)	$(3.86)	$(4.63)

The corrections have no impact on the Company’s consolidated balance sheets, net loss, net loss attributable to common stockholders, basic net loss per share, or the consolidated statements of comprehensive loss, convertible preferred stock and stockholders’ equity (deficit), and cash flows for any of the above mentioned periods.